Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitment and Contingencies
As of June 30, 2018, the Company’s contractual obligations and commitments consisted principally of debt repayments, future minimum payments under non-cancelable time chartered-in agreements and future minimum purchases under non-cancelable purchase agreements. There have been no significant changes to such arrangements and obligations since December 31, 2017.